Related Party Transactions (Details Narrative) - USD ($)																											1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 15, 2024	Mar. 20, 2024	Mar. 15, 2024	Mar. 14, 2024	Mar. 14, 2024	Mar. 14, 2024	Dec. 15, 2023	Dec. 05, 2023	Dec. 04, 2023	Nov. 30, 2023	Sep. 15, 2023	Sep. 02, 2023	Jun. 27, 2023	Mar. 15, 2023	Feb. 28, 2023	Feb. 22, 2023	Dec. 30, 2022	Dec. 15, 2022	Nov. 18, 2022	Sep. 28, 2022	Sep. 27, 2022	Jul. 07, 2022	Jun. 29, 2022	Jan. 07, 2022	Mar. 16, 2021	Nov. 19, 2020	Jan. 31, 2024	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Stock issued for conversion of notes																												$ 85,543					$ 85,543
Stock issued during period, value																													$ 641,713	$ 161,226	$ 641,712		704,000
Westside Note [Member]
Short term debt									$ 30,000
Interest rate									0.00%
Maturity date									Dec. 08, 2023
Repayment of short term debt								$ 30,000
Series A Preferred Stock [Member] | Joanna Massey [Member]
Number of shares dividend	29
Series A Preferred Stock [Member] | Isaac Dietrich [Member]
Number of shares dividend	15		14
Series B Preferred Stock [Member]
Number of shares issued	4,647																													16,100
Stock issued during period, value	$ 18,588
Series B Preferred Stock [Member] | Joanna Massey [Member]
Shares acquired		800
Price per share		$ 50
Subscription amount		$ 40,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Price per share				$ 50	$ 50	$ 50
Number of shares issued				1,000
Common Stock [Member]
Common Stock issued for conversion of notes																																	$ 778
Exchange of convertible debt, shares																												777,663					777,663
Number of shares issued																													159,835	36,256	159,835	389,896	286,834
Stock issued during period, value																													$ 160	$ 36	$ 160		$ 286
Common Stock [Member] | Subsequent Event [Member]
Number of shares issued																											35,368
Common Stock [Member] | Series B Preferred Stock [Member] | Joanna Massey [Member]
Number of shares dividend	231
Daniel Lupinelli [Member]
Number of shares issued																223
Stock issued during period, value																$ 1,003.50
Stock price per share																$ 4.50
Chief Executive Officer [Member]
Number of shares issued																							100,000
Stock issued during period, value																							$ 30,000.00
Westside Strategic Partners LLC [Member] | Series A Preferred Stock [Member]
Number of shares dividend	591		580				569				558
Westside Strategic Partners LLC [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Number of shares dividend			580
Westside Strategic Partners LLC [Member] | Series B Preferred Stock [Member]
Shares acquired						1,000
Price per share				$ 50	$ 50	$ 50
Subscription amount				$ 50,000	$ 50,000	$ 50,000
Number of shares dividend	289
Westside Strategic Partners LLC [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Shares acquired					1,000
Price per share				$ 50	$ 50	$ 50
Subscription amount				$ 50,000	$ 50,000	$ 50,000
Westside Strategic Partners LLC [Member] | Robert Haag [Member]
Number of shares issued													11,140		11,150
Stock issued during period, value													$ 50,130		$ 50,175
Stock price per share													$ 4.50		$ 4.50
Number of common stock shares													1,114		1,115
Westside Strategic Partners LLC [Member] | Robert Haag [Member] | Series A Preferred Stock [Member]
Shares acquired																	1,111				2,223
Price per share																	$ 45				$ 45
Subscription amount																	$ 50,000				$ 100,000
Common Stock issued for conversion of notes																				$ 37,887.16
Exchange of convertible debt, shares																				22,962
Number of shares issued												871
Number of shares dividend														521				490
Westside Strategic Partners LLC [Member] | Robert Haag [Member] | Common Stock [Member]
Shares acquired																						16,667		33,334	25,000
Price per share																						$ 3.00		$ 1.50	$ 1.00
Subscription amount																						$ 50,000		$ 50,000	$ 25,000
Common Stock issued for conversion of notes																				$ 18,660.88
Exchange of convertible debt, shares																				169,644
Number of shares issued												11,510
Elev 8 New Media LLC [Member] | Media Relation Service Agreement [Member]
Marketing expense										$ 25,000
Media expense																			$ 15,000
Elev 8 New Media LLC [Member] | Media Relation Service Agreement [Member] | Six Months Payments [Member]
Debt instrument periodic payment																			6,500
Elev 8 New Media LLC [Member] | Media Relation Service Agreement [Member] | Monthly Payments [Member]
Debt instrument periodic payment																			$ 9,500
Convertible Notes Payable [Member] | Westside Strategic Partners LLC [Member] | Director [Member]
Principal amount																										$ 50,000
Convertible consideration																										$ 50,000